Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 22,762.4	$ 21,699.9
Property, Plant and Equipment, Transmission	24,808.6	21,531.0
Property, Plant and Equipment, Distribution	22,443.4	21,195.4
Property, Plant and Equipment, Other	4,811.5	4,265.0
Property, Plant and Equipment, Construction Work in Progress	4,319.8	4,393.9
Accumulated Depreciation	19,007.6	17,986.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	60,138.1	55,099.1
Asset Retirement Obligations (ARO)
Beginning Balance	2,355.5	2,005.7
Accretion Expense	102.5	93.7
Liabilities Incurred	12.0	0.8
Liabilities Settled	(118.1)	(87.0)
Revisions in Cash Flow Estimates	67.0	342.3
Ending Balance	2,418.9	2,355.5	$ 2,005.7
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	168.4	132.5	93.7
Allowance for Borrowed Funds Used During Construction	88.7	73.6	48.6
Jointly-owned Electric Facilities
Utility Plant in Service	3,019.3	3,015.9
Construction Work in Progress	19.1	24.6
Accumulated Depreciation	1,051.9	984.2
Asset Impairments and Other Related Charges	156.4	70.6	87.1
Property, Plant and Equipment (Textuals)
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant	1,730.0	1,660.0
Fair Value of Legally Restricted Assets	2,650.0	2,160.0
AEP Texas Inc. [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	351.7	352.1
Property, Plant and Equipment, Transmission	4,466.5	3,683.6
Property, Plant and Equipment, Distribution	4,215.2	4,043.2
Property, Plant and Equipment, Other	805.9	727.9
Property, Plant and Equipment, Construction Work in Progress	763.9	836.2
Accumulated Depreciation	1,758.1	1,651.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	8,845.1	7,991.8
Asset Retirement Obligations (ARO)
Beginning Balance	27.9	26.7
Accretion Expense	1.3	1.2
Liabilities Incurred	0.0	0.0
Liabilities Settled	(0.2)	(0.1)
Revisions in Cash Flow Estimates	0.1	0.1
Ending Balance	29.1	27.9	26.7
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	15.2	20.0	6.8
Allowance for Borrowed Funds Used During Construction	$ 20.0	18.4	6.8
Jointly-owned Electric Facilities
Percent of Ownership	54.69%
Asset Impairments and Other Related Charges	$ 32.5	0.0	0.0
AEP Transmission Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission	8,137.9	6,515.8
Property, Plant and Equipment, Other	269.6	174.0
Property, Plant and Equipment, Construction Work in Progress	1,485.7	1,578.3
Accumulated Depreciation	402.3	271.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	9,490.9	7,996.2
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	84.3	70.6	49.0
Allowance for Borrowed Funds Used During Construction	32.2	26.1	20.2
Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	6,563.7	6,509.6
Property, Plant and Equipment, Transmission	3,584.1	3,317.7
Property, Plant and Equipment, Distribution	4,201.7	3,989.4
Property, Plant and Equipment, Other	571.3	485.8
Property, Plant and Equipment, Construction Work in Progress	593.4	490.2
Accumulated Depreciation	4,432.3	4,124.4
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	11,081.9	10,668.3
Asset Retirement Obligations (ARO)
Beginning Balance	116.1	125.0
Accretion Expense	5.9	6.6
Liabilities Incurred	0.0	0.0
Liabilities Settled	(17.6)	(17.3)
Revisions in Cash Flow Estimates	6.7	1.8
Ending Balance	111.1	116.1	125.0
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	16.6	13.2	9.2
Allowance for Borrowed Funds Used During Construction	9.3	8.4	5.3
Jointly-owned Electric Facilities
Asset Impairments and Other Related Charges	92.9	0.0	0.0
Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	5,099.7	4,887.2
Property, Plant and Equipment, Transmission	1,641.8	1,576.8
Property, Plant and Equipment, Distribution	2,437.6	2,249.7
Property, Plant and Equipment, Other	632.6	583.8
Property, Plant and Equipment, Construction Work in Progress	382.3	465.3
Accumulated Depreciation	3,294.3	3,151.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,899.7	6,611.2
Asset Retirement Obligations (ARO)
Beginning Balance	1,681.3	1,321.8
Accretion Expense	67.4	58.7
Liabilities Incurred	0.0	0.0
Liabilities Settled	(0.2)	(0.2)
Revisions in Cash Flow Estimates	0.1	301.0
Ending Balance	1,748.6	1,681.3	1,321.8
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	19.4	11.9	11.1
Allowance for Borrowed Funds Used During Construction	8.9	7.4	6.7
Property, Plant and Equipment (Textuals)
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant	1,730.0	1,660.0
Fair Value of Legally Restricted Assets	2,650.0	2,160.0
Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission	2,686.3	2,544.3
Property, Plant and Equipment, Distribution	5,323.5	4,942.3
Property, Plant and Equipment, Other	765.8	574.8
Property, Plant and Equipment, Construction Work in Progress	394.4	432.1
Accumulated Depreciation	2,263.0	2,218.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,907.0	6,274.9
Asset Retirement Obligations (ARO)
Beginning Balance	1.8	1.7
Accretion Expense	0.1	0.1
Liabilities Incurred	0.0	0.0
Liabilities Settled	(0.3)	0.0
Revisions in Cash Flow Estimates	0.2	0.0
Ending Balance	1.8	1.8	1.7
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	18.2	9.8	6.4
Allowance for Borrowed Funds Used During Construction	6.7	5.8	3.8
Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	1,574.6	1,577.0
Property, Plant and Equipment, Transmission	948.5	892.3
Property, Plant and Equipment, Distribution	2,684.8	2,572.8
Property, Plant and Equipment, Other	342.1	303.5
Property, Plant and Equipment, Construction Work in Progress	133.4	94.0
Accumulated Depreciation	1,580.1	1,472.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4,103.3	3,966.7
Asset Retirement Obligations (ARO)
Beginning Balance	46.9	54.0
Accretion Expense	3.1	3.2
Liabilities Incurred	0.0	0.0
Liabilities Settled	(0.4)	(0.4)
Revisions in Cash Flow Estimates	2.6	(9.9)
Ending Balance	52.2	46.9	54.0
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	2.7	0.4	0.5
Allowance for Borrowed Funds Used During Construction	1.9	0.9	1.1
Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	4,691.4	4,672.6
Property, Plant and Equipment, Transmission	2,056.5	1,866.9
Property, Plant and Equipment, Distribution	2,270.7	2,178.6
Property, Plant and Equipment, Other	733.4	762.7
Property, Plant and Equipment, Construction Work in Progress	216.9	199.3
Accumulated Depreciation	2,873.7	2,808.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	7,095.2	6,871.8
Asset Retirement Obligations (ARO)
Beginning Balance	206.8	169.2
Accretion Expense	10.3	9.1
Liabilities Incurred	0.0	0.2
Liabilities Settled	(11.8)	(11.7)
Revisions in Cash Flow Estimates	6.9	40.0
Ending Balance	212.2	206.8	169.2
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	6.8	6.0	2.4
Allowance for Borrowed Funds Used During Construction	4.0	4.8	2.1
Jointly-owned Electric Facilities
Utility Plant in Service	2,912.7	2,893.1
Construction Work in Progress	19.0	24.4
Accumulated Depreciation	960.2	914.0
Asset Impairments and Other Related Charges	$ 0.0	$ 0.0	$ 33.6
Conesville Generating Station (Unit No. 4) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	83.50%	83.50%		43.50%
Utility Plant in Service	$ 0.0	$ 16.4
Construction Work in Progress	0.0	0.2
Accumulated Depreciation	$ 0.0	$ 2.4
J.M. Stuart Generating Station [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership				26.00%
Wm. H. Zimmer Generating Station [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership				25.40%
Dolet Hills Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	40.20%	40.20%
Utility Plant in Service	$ 337.3	$ 336.2
Construction Work in Progress	6.2	5.1
Accumulated Depreciation	$ 216.5	$ 209.6
Dolet Hills Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	40.20%	40.20%
Utility Plant in Service	$ 337.3	$ 336.2
Construction Work in Progress	6.2	5.1
Accumulated Depreciation	$ 216.5	$ 209.6
Flint Creek Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	50.00%
Utility Plant in Service	$ 374.3	$ 375.1
Construction Work in Progress	3.4	1.6
Accumulated Depreciation	$ 101.1	$ 88.9
Flint Creek Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	50.00%
Utility Plant in Service	$ 374.3	$ 375.1
Construction Work in Progress	3.4	1.6
Accumulated Depreciation	$ 101.1	$ 88.9
Pirkey Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	85.90%	85.90%
Utility Plant in Service	$ 607.8	$ 591.3
Construction Work in Progress	7.7	16.6
Accumulated Depreciation	$ 416.8	$ 418.0
Pirkey Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	85.90%	85.90%
Utility Plant in Service	$ 607.8	$ 591.3
Construction Work in Progress	7.7	16.6
Accumulated Depreciation	$ 416.8	$ 418.0
Oklaunion Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	70.30%	70.30%
Utility Plant in Service	$ 106.6	$ 106.4
Construction Work in Progress	0.1	0.0
Accumulated Depreciation	$ 91.7	$ 67.8
Oklaunion Generating Station (Unit No. 1) [Member] | AEP Texas Inc. [Member]
Jointly-owned Electric Facilities
Percent of Ownership	54.70%
Oklaunion Generating Station (Unit No. 1) [Member] | AEP Texas Inc. [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	54.70%	54.70%		54.70%
Utility Plant in Service	$ 351.7	$ 352.1
Construction Work in Progress	0.0	0.2
Accumulated Depreciation	$ 291.9	$ 218.6
Oklaunion Generating Station (Unit No. 1) [Member] | Public Service Co Of Oklahoma [Member]
Jointly-owned Electric Facilities
Percent of Ownership	15.60%
Oklaunion Generating Station (Unit No. 1) [Member] | Public Service Co Of Oklahoma [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	15.60%	15.60%
Utility Plant in Service	$ 106.6	$ 106.4
Construction Work in Progress	0.1	0.0
Accumulated Depreciation	$ 91.7	$ 67.8
Turk Generating Plant [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	73.30%	73.30%
Utility Plant in Service	$ 1,593.3	$ 1,590.5
Construction Work in Progress	1.7	1.1
Accumulated Depreciation	$ 225.8	$ 197.5
Turk Generating Plant [Member] | Southwestern Electric Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	73.30%	73.30%
Utility Plant in Service	$ 1,593.3	$ 1,590.5
Construction Work in Progress	1.7	1.1
Accumulated Depreciation	$ 225.8	$ 197.5
Rockport Generating Plant (Unit No. 1) [Member] | Indiana Michigan Power Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%
Rockport Generating Plant (Unit No. 1) [Member] | Indiana Michigan Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	50.00%
Utility Plant in Service	$ 1,114.2	$ 1,108.7
Construction Work in Progress	105.5	50.2
Accumulated Depreciation	$ 586.2	514.1
Rockport Generating Plant (Unit No. 1) [Member] | AEP Generating Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%
Rockport Generating Plant (Unit No. 2) [Member] | AEP Generating Co [Member]
Jointly-owned Electric Facilities
Percentage Interest in Lease	50.00%
Regulated Operation [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 21,323.5	20,989.1
Property, Plant and Equipment, Transmission	24,763.4	21,500.5
Property, Plant and Equipment, Distribution	22,440.8	21,192.8
Property, Plant and Equipment, Other	4,369.6	3,770.8
Property, Plant and Equipment, Construction Work in Progress	4,261.2	4,352.6
Accumulated Depreciation	18,778.1	17,743.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 58,380.4	$ 54,062.7
Regulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	132 years	132 years	132 years
Depreciable Life Ranges - Transmission	81 years	81 years	100 years
Depreciable Life Ranges - Distribution	78 years	78 years	156 years
Depreciable Life Ranges - Other	75 years	75 years	84 years
Regulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	20 years	20 years	20 years
Depreciable Life Ranges - Transmission	15 years	15 years	15 years
Depreciable Life Ranges - Distribution	7 years	7 years	5 years
Depreciable Life Ranges - Other	5 years	5 years	5 years
Regulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	5.50%	4.00%	3.70%
Regulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.50%	2.40%	2.30%
Regulated Operation [Member] | Transmission [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.60%	2.70%	2.70%
Regulated Operation [Member] | Transmission [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.80%	1.60%	1.60%
Regulated Operation [Member] | Distribution [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.70%	3.60%	3.70%
Regulated Operation [Member] | Distribution [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%	2.70%	2.70%
Regulated Operation [Member] | Other Property Class [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	9.50%	9.80%	9.20%
Regulated Operation [Member] | Other Property Class [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.60%	2.30%	2.30%
Regulated Operation [Member] | AEP Texas Inc. [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 0.0	$ 0.0
Property, Plant and Equipment, Transmission	4,466.5	3,683.6
Property, Plant and Equipment, Distribution	4,215.2	4,043.2
Property, Plant and Equipment, Other	803.4	724.6
Property, Plant and Equipment, Construction Work in Progress	763.9	836.0
Accumulated Depreciation	1,465.0	1,431.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 8,784.0	$ 7,856.2
Regulated Operation [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	81 years	81 years	81 years
Depreciable Life Ranges - Distribution	70 years	70 years	70 years
Depreciable Life Ranges - Other	50 years	50 years	50 years
Regulated Operation [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	45 years	45 years	45 years
Depreciable Life Ranges - Distribution	7 years	7 years	7 years
Depreciable Life Ranges - Other	5 years	5 years	5 years
Regulated Operation [Member] | AEP Texas Inc. [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.80%	1.70%	1.70%
Regulated Operation [Member] | AEP Texas Inc. [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.50%	3.60%	3.60%
Regulated Operation [Member] | AEP Texas Inc. [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	6.30%	6.00%	8.70%
Regulated Operation [Member] | AEP Transmission Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 0.0	$ 0.0
Property, Plant and Equipment, Transmission	8,137.9	6,515.8
Property, Plant and Equipment, Distribution	0.0	0.0
Property, Plant and Equipment, Other	268.2	172.6
Property, Plant and Equipment, Construction Work in Progress	1,485.7	1,578.3
Accumulated Depreciation	402.3	271.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 9,489.5	$ 7,994.8
Regulated Operation [Member] | AEP Transmission Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	75 years	75 years	100 years
Depreciable Life Ranges - Other	64 years	64 years	84 years
Regulated Operation [Member] | AEP Transmission Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	24 years	20 years	20 years
Depreciable Life Ranges - Other	5 years	5 years	5 years
Regulated Operation [Member] | AEP Transmission Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.00%	1.90%	1.70%
Regulated Operation [Member] | AEP Transmission Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	5.80%	5.60%	6.70%
Regulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 6,563.7	$ 6,509.6
Property, Plant and Equipment, Transmission	3,584.1	3,317.7
Property, Plant and Equipment, Distribution	4,201.7	3,989.4
Property, Plant and Equipment, Other	542.0	457.4
Property, Plant and Equipment, Construction Work in Progress	593.4	490.2
Accumulated Depreciation	4,425.6	4,118.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 11,059.3	$ 10,645.4
Regulated Operation [Member] | Appalachian Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	118 years	112 years	112 years
Depreciable Life Ranges - Transmission	71 years	68 years	68 years
Depreciable Life Ranges - Distribution	57 years	57 years	57 years
Depreciable Life Ranges - Other	55 years	55 years	55 years
Regulated Operation [Member] | Appalachian Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	35 years	35 years	35 years
Depreciable Life Ranges - Transmission	15 years	15 years	15 years
Depreciable Life Ranges - Distribution	12 years	10 years	10 years
Depreciable Life Ranges - Other	5 years	5 years	5 years
Regulated Operation [Member] | Appalachian Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.20%	3.10%	3.10%
Regulated Operation [Member] | Appalachian Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.80%	1.60%	1.60%
Regulated Operation [Member] | Appalachian Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.70%	3.60%	3.70%
Regulated Operation [Member] | Appalachian Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	7.20%	7.40%	6.50%
Regulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 5,099.7	$ 4,887.2
Property, Plant and Equipment, Transmission	1,641.8	1,576.8
Property, Plant and Equipment, Distribution	2,437.6	2,249.7
Property, Plant and Equipment, Other	590.9	543.1
Property, Plant and Equipment, Construction Work in Progress	382.3	465.3
Accumulated Depreciation	3,281.4	3,139.4
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 6,870.9	$ 6,582.7
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	132 years	132 years	132 years
Depreciable Life Ranges - Transmission	73 years	73 years	75 years
Depreciable Life Ranges - Distribution	75 years	75 years	70 years
Depreciable Life Ranges - Other	50 years	50 years	45 years
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	20 years	20 years	20 years
Depreciable Life Ranges - Transmission	50 years	50 years	50 years
Depreciable Life Ranges - Distribution	9 years	9 years	10 years
Depreciable Life Ranges - Other	5 years	5 years	5 years
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	4.00%	3.40%	2.40%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.90%	1.80%	1.70%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.40%	3.10%	2.70%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	9.40%	8.90%	8.40%
Regulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 0.0	$ 0.0
Property, Plant and Equipment, Transmission	2,686.3	2,544.3
Property, Plant and Equipment, Distribution	5,323.5	4,942.3
Property, Plant and Equipment, Other	754.7	563.7
Property, Plant and Equipment, Construction Work in Progress	394.4	432.1
Accumulated Depreciation	2,261.7	2,217.7
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 6,897.2	$ 6,264.7
Regulated Operation [Member] | Ohio Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	60 years	60 years	60 years
Depreciable Life Ranges - Distribution	65 years	65 years	57 years
Depreciable Life Ranges - Other	50 years	50 years	50 years
Regulated Operation [Member] | Ohio Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	39 years	39 years	39 years
Depreciable Life Ranges - Distribution	14 years	14 years	5 years
Depreciable Life Ranges - Other	5 years	5 years	5 years
Regulated Operation [Member] | Ohio Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%	2.30%	2.30%
Regulated Operation [Member] | Ohio Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.10%	3.00%	2.80%
Regulated Operation [Member] | Ohio Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	4.90%	6.30%	6.20%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 1,574.6	$ 1,577.0
Property, Plant and Equipment, Transmission	948.5	892.3
Property, Plant and Equipment, Distribution	2,684.8	2,572.8
Property, Plant and Equipment, Other	337.2	298.1
Property, Plant and Equipment, Construction Work in Progress	133.4	94.0
Accumulated Depreciation	1,579.9	1,472.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 4,098.6	$ 3,962.1
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	75 years	75 years	85 years
Depreciable Life Ranges - Transmission	75 years	75 years	100 years
Depreciable Life Ranges - Distribution	78 years	78 years	156 years
Depreciable Life Ranges - Other	64 years	64 years	84 years
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	35 years	35 years	35 years
Depreciable Life Ranges - Transmission	45 years	45 years	45 years
Depreciable Life Ranges - Distribution	15 years	15 years	27 years
Depreciable Life Ranges - Other	5 years	5 years	5 years
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.90%	2.90%	2.40%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.40%	2.30%	2.20%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.90%	2.90%	2.70%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	5.60%	6.30%	7.40%
Regulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 4,691.4	$ 4,672.6
Property, Plant and Equipment, Transmission	2,056.5	1,866.9
Property, Plant and Equipment, Distribution	2,270.7	2,178.6
Property, Plant and Equipment, Other	520.6	485.2
Property, Plant and Equipment, Construction Work in Progress	210.1	194.7
Accumulated Depreciation	2,766.2	2,633.5
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 6,983.1	$ 6,764.5
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	70 years	70 years	70 years
Depreciable Life Ranges - Transmission	73 years	73 years	73 years
Depreciable Life Ranges - Distribution	70 years	70 years	70 years
Depreciable Life Ranges - Other	55 years	55 years	55 years
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	40 years	40 years	40 years
Depreciable Life Ranges - Transmission	50 years	50 years	50 years
Depreciable Life Ranges - Distribution	25 years	25 years	25 years
Depreciable Life Ranges - Other	5 years	5 years	5 years
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.50%	2.40%	2.30%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.40%	2.20%	2.30%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%	2.70%	2.70%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	7.60%	8.00%	7.20%
Unregulated Operation [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 1,757.7	$ 1,036.4
Depreciable Life Ranges - Transmission		40 years	40 years
Depreciable Life Ranges - Distribution	40 years	40 years	40 years
Unregulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	59 years	59 years	66 years
Depreciable Life Ranges - Transmission	40 years
Depreciable Life Ranges - Other	50 years	50 years	50 years
Unregulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	15 years	15 years	15 years
Depreciable Life Ranges - Transmission	30 years
Depreciable Life Ranges - Other	5 years	5 years	5 years
Unregulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	21.20%	22.30%	5.10%
Unregulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.20%	3.40%	2.40%
Unregulated Operation [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.50%	2.40%	0.20%
Unregulated Operation [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%	2.30%	2.30%
Unregulated Operation [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	17.60%	16.30%	12.10%
Unregulated Operation [Member] | AEP Texas Inc. [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 61.1	$ 135.6
Unregulated Operation [Member] | AEP Transmission Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	1.4	1.4
Unregulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	22.6	22.9
Unregulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	28.8	28.5
Unregulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	9.8	10.2
Unregulated Operation [Member] | Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4.7	4.6
Unregulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	$ 112.1	107.3
Unregulated Operation [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Other	20 years
Unregulated Operation [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Other	3 years
Generation and Marketing [Member]
Depreciation, Depletion and Amortization
Accumulated Depreciation	$ 99.0	47.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	1,551.8	846.3
Jointly-owned Electric Facilities
Asset Impairments and Other Related Charges	$ 31.0	$ 47.7	$ 53.5
Generation and Marketing [Member] | Wm. H. Zimmer Generating Station [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership				25.40%